Note 15 - Summary of Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Mar. 31, 2021
Notes Tables
Quarterly Financial Information [Table Text Block]
	Quarter Ended
	June 30,	September 30,	December 31,	March 31,
	2020	2020	2020	2021
Net sales	$23,524,600	$24,861,680	$28,502,049	$49,214,204
Gross profit	256,754	1,091,097	4,495,849	17,741,498
Net earnings (loss)	(858,862)	(250,005)	2,129,745	10,403,597
Basic	(0.12)	(0.04)	0.30	1.49
Diluted	(0.12)	(0.04)	0.30	1.49
	Quarter Ended
	June 30,	September 30,	December 31,	March 31,
	2019	2019	2019	2020
Net sales	$40,975,320	$39,995,580	$28,150,817	$32,980,607
Gross profit (loss)	1,471,324	(782,650)	52,933	1,868,728
Net earnings (loss)	194,772	(1,544,137)	(881,003)	(3,018,842)
Basic	0.03	(0.22)	(0.13)	(0.43)
Diluted	0.03	(0.22)	(0.13)	(0.43)